Condensed Financial Information of Registrant (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Statements of Operations
Net investment income									$ 19,586	$ 17,494	$ 14,729
Other income									2,532	2,328	2,329
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities									(924)	(682)	(2,432)
Other net investment gains (losses)									88	62	(1,408)
Total net investment gains (losses)									(867)	(408)	(2,901)
Net derivative gains (losses)									4,824	(265)	(4,866)
Other expenses									(18,537)	(12,927)	(10,761)
Income (loss) before provision for income tax									9,185	3,730	(4,615)
Provision for income tax expense (benefit)									2,793	1,110	(2,106)
Net income (loss)	988	3,450	1,093	884	10	294	1,537	822	6,415	2,663	(2,447)
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Net income (loss) available to common shareholders	959	3,426	1,069	701	(24)	260	1,516	793	6,155	2,545	(2,533)
Preferred stock redemption premium	0	0	0	146	0	0	0	0	146	0	0
Comprehensive income (loss)									11,328	6,812	9,081
Parent Company [Member]
Condensed Statements of Operations
Equity in earnings of subsidiaries									6,979	3,318	(1,976)
Net investment income									121	144	153
Other income									155	144	155
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities									0	0	(23)
Other net investment gains (losses)									(146)	31	(85)
Total net investment gains (losses)									(146)	31	(108)
Net derivative gains (losses)									82	(81)	199
Interest expense									(1,007)	(882)	(776)
Other expenses									(149)	(319)	(202)
Income (loss) before provision for income tax									6,035	2,355	(2,555)
Provision for income tax expense (benefit)									(388)	(312)	(144)
Net income (loss)									6,423	2,667	(2,411)
Less: Preferred stock dividends									122	122	122
Net income (loss) available to common shareholders									6,155	2,545	(2,533)
Preferred stock redemption premium									146	0	0
Comprehensive income (loss)									$ 11,361	$ 6,861	$ 8,793